Conseco Fund Group

                          Classes A, B, C and Y Shares

                         Supplement Dated August 4, 2000
                     to the Prospectus dated April 13, 2000
                             as revised May 22, 2000

The following disclosure replaces the information for Andrew S. Chow, under the heading titled "Portfolio managers of the Conseco Fund Group":

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FUND MANAGER                WITH CCM SINCE               PROFESSIONAL EXPERIENCE                  FUNDS
------------------------------------------------------------------------------------------------------------
Paul M. Kocoras                  2000            Responsible for  the research and         Conseco
Portfolio Manager                                analysis of convertible securities.       Convertible
                                                                                           Securities

                                                 Prior to joining the Adviser, Mr.
                                                 Kocoras received a B.S. in Finance from
                                                 Indiana University.  He worked
                                                 seasonally at the Chicago Mercantile
                                                 Exchange and completed an
                                                 internship at the University of
                                                 Chicago.

Hirouye Teshome                  1997            Responsible for analytical modeling of    Conseco
Portfolio Manager                                derivative and fixed income securities    Convertible
                                                 including asset valuation and             Securities
                                                 designing, building and maintaining
                                                 dynamic hedging schemes.

                                                 Prior to joining the Adviser, Mr.
                                                 Teshome received a M.S. and B.S. in
                                                 Electrical Engineering from Purdue
                                                 University and an MBA from Indiana
                                                 University. He took the CFA Level II
                                                 exam in June 2000 and is awaiting the
                                                 result.

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